Income Taxes Level 4 (Details) - Deferred Tax Assets and Liabilities (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Non-pension post-employment	$ 9	$ 9
Accrued and other expenses	74	72
Deferred Tax Assets, Property, Plant and Equipment	2	4
Loss and credit carryforwards	613	588
Pension and postretirement benefit liabilities	39	66
Gross deferred tax assets	737	739
Valuation allowance	(518)	(122)	(432)	(479)
Net deferred tax asset	219	617
Liabilities [Abstract]
Property, plant and equipment	(125)	(163)
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Pensions	(5)	0
Unrepatriated earnings of foreign subsidiaries	(65)	(57)
Intangible assets	(28)	(34)
Gross deferred tax liabilities	(223)	(254)
Net deferred tax (liability) asset	$ (4)	$ 363